Offerings - Offering: 1	Mar. 24, 2025 USD ($) $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share
Amount Registered	6,503,351
Proposed Maximum Offering Price per Unit | $ / shares	235.57
Maximum Aggregate Offering Price	$ 1,531,994,395
Fee Rate	0.01531%
Amount of Registration Fee	$ 234,548.35
Offering Note	(1)Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s Class A Common Stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Class A Common Stock, as applicable.(2)Represents shares of Class A Common Stock that were automatically added to the shares reserved for issuance under the Registrant’s 2013 Equity Incentive Plan, as amended and restated.(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act on the basis of $235.57, the average of the high and low prices of the Registrant’s Class A Common Stock as reported on the New York Stock Exchange on March 17. 2025.